SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Provision for Warranty [Line Items]
Balance, beginning of the year	$ 766	$ 661
Warranties issued during the year	582	699
Settlements made during the year	(371)	(446)
Expirations	(304)	(184)
Foreign currency translation adjustment	(58)	36
Balance end of year		$ 766